Commitments and Contingent Liabilities - Future Minimum Lease Payments (Details) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 31,172
Between one and five years	91,105
More than five years	111,301
Total	¥ 233,578